Loans from Third Parties	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Loans from Third Parties [Abstract]
Loans from Third Parties

Note 7 - Loans from Third Parties

The Company obtained loans of $522,255 (RM 2,200,000) from external parties Mr. Goh Meng Keong and Mr. Goh Seng Wei, to fund the acquisition of Graphene Patent, and in return they charged the Company with interest, in accordance with arm’s length transaction principle. For the three months ended June 30, 2025 and 2024, there were interest expenses of $6,361 and $5,780, respectively. For the nine months ended June 30, 2025 and 2024, there were interest expenses of $18,766 and $17,424, respectively. The principal amount, maturity date and interest rate for the loans are shown below:

	June 30, 2025 (unaudited)	September 30, 2024
Total interest payable	$84,998	$66,905
Total debt and interest payable	$607,253	$600,626

Lender	Principle	Interest Rate	Lending Date	Due Date
Goh Meng Keong	$474,777	5% p.a	March 22, 2022	September 30, 2025
Goh Seng Wei	$47,478	5% p.a	May 26, 2022	Due on demand

Note 8 - Loans from Third Parties

The Company obtained loans of $533,721 (RM 2,200,000) from external parties Mr. Goh Meng Keong and Mr. Goh Seng Wei, to fund the acquisition of Graphene Patent, and in return they charged the Company with interest, in accordance with arm’s length transaction principle. For the years ended September 30, 2024 and 2023, there were interest expenses of $23,657 and $35,482, respectively. The principal amount, maturity date and interest rate for the loans are shown below:

	September 30,	September 30,
	2024	2023
Total interest payable	$66,905	$35,482
Total debt and interest payable	$600,626	$510,234

Lender	Principle	Interest rate	Lending date	Due date
Goh Meng Keong	$485,201	5% p.a	March 22, 2022	September 30, 2025
Goh Seng Wei	$48,520	5% p.a	May 26, 2022	November 25, 2024